Average Annual Total Returns - Nationwide Inflation Protected Securities Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares Since Fund Inception	Class A Shares Fund Inception Date	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares Since Fund Inception	Class R6 Shares Fund Inception Date	Class R6 Shares After Taxes on Distributions 1 Year	Class R6 Shares After Taxes on Distributions 5 Years	Class R6 Shares After Taxes on Distributions Since Fund Inception	Class R6 Shares After Taxes on Distributions Fund Inception Date	Class R6 Shares After Taxes on Distributions and Sales of Shares 1 Year	Class R6 Shares After Taxes on Distributions and Sales of Shares 5 Years	Class R6 Shares After Taxes on Distributions and Sales of Shares Since Fund Inception	Class R6 Shares After Taxes on Distributions and Sales of Shares Fund Inception Date	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares Since Fund Inception	Institutional Service Class Shares Fund Inception Date	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities IndexSM (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities IndexSM (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities IndexSM (The Index does not pay sales charges, fees, expenses or taxes.) Since Fund Inception	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities IndexSM (The Index does not pay sales charges, fees, expenses or taxes.) Fund Inception Date
Total	8.18%	4.18%	1.32%	Sep. 17, 2012	11.05%	4.95%	2.15%	Sep. 17, 2012	10.46%	4.35%	1.76%	Sep. 17, 2012	6.53%	3.56%	1.48%	Sep. 17, 2012	10.83%	4.77%	1.94%	Sep. 17, 2012	10.99%	5.08%	2.19%